Intangible assets, net	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 8 — Intangible assets, net

The Company’s intangible assets with definite useful lives primarily consist of non-compete agreements and technology know-hows. The following table summarizes acquired intangible asset balances as of:

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Non-compete agreements	5,886,401	-	-
Less: accumulated amortization	(5,886,401)	-	-
Intangible assets, net	-	-	-

Amortization expense for the year ended December 31, 2023 and the six months ended June 30, 2024 amounted to RMB 5,886,401 and nil, respectively.